Costs and expenses by nature - Costs and expenses by nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Raw materials and materials for use and consumption	[1]	R$ (135,651,809)	R$ (104,233,143)	R$ (68,851,960)
Personnel expenses		(1,657,783)	(1,575,066)	(1,414,567)
Freight and storage		(1,033,718)	(899,188)	(1,073,971)
Decarbonization obligation	[2]	(638,542)	(161,281)	(124,287)
Services provided by third parties		(442,379)	(399,904)	(184,532)
Depreciation and amortization		(732,241)	(653,118)	(595,531)
Amortization of right-of-use assets		(288,419)	(260,716)	(242,670)
Advertising and marketing		(102,205)	(106,352)	(143,694)
Extemporaneous tax credits	[3]	34,247	213,183	136,561
Other expenses and income, net		45,604	(54,432)	(102,900)
Total		(140,467,245)	(108,130,017)	(72,597,551)
Classified as:
Cost of products and services sold		(136,276,257)	(104,827,966)	(70,056,447)
Selling and marketing		(2,141,985)	(1,931,666)	(1,611,152)
General and administrative expenses		(1,534,481)	(1,466,551)	(993,986)
Other operating income (expenses), net		(514,522)	96,166	64,034
Total		R$ (140,467,245)	R$ (108,130,017)	R$ (72,597,551)

[1]	Includes credits of PIS and COFINS registered on 2022 that refers to Law 192. For more information, see Note 8.
[2]	Refers to the obligation adopted by RenovaBio to meet decarbonization targets for the gas and oil sector. The amounts are presented in Other operating income (expenses), net.
[3]	Refers substantially to PIS and COFINS credits recorded in 2021 and 2022. On March 15, 2017, due to general repercussions, the STF decided that ICMS does not compose the PIS and COFINS calculation basis. After filing of the Federal Government's Motion for Clarification, the STF definitively ruled about the thesis on May 13, 2021, reaffirming the exclusion of the ICMS from the PIS and COFINS calculation basis and modulating the effects of the decision for the lawsuits filed after March 15, 2017. Certain subsidiaries have credits arising from favorable decisions on the exclusion of ICMS from the PIS and COFINS calculation basis, and the respective subsidies for proving the amounts to be refunded were duly confirmed by Management and recorded in Other operating income (expenses), net in the statement of income.